Dec. 01, 2021
Science and Technology Fund
USAA Science & Technology Fund Summary
Investment Objective
The USAA Science & Technology Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in one or more USAA Mutual Funds or Victory Funds. More information about these and other discounts is available under Purchases on page 21 of the Fund’s prospectus, in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries, and from your financial intermediary.The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.For the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategy
The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days’ written notice to shareholders. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies exhibiting high levels of growth primarily in the Information Technology and Healthcare sectors. The Fund may invest up to 50% of its assets in foreign securities, including securities issued in emerging markets.
Principal Risks
Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.The Fund’s investments are subject to the following principal risks:Sector Risk – A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund’s investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund’s portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s portfolio managers may not produce the desired results.An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Class A shares. The bar chart illustrates the Fund Shares' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index, additional broad-based securities market indexes with investment characteristics similar to the Fund, and an additional index of funds with similar investment objectives.Performance reflects any expense limitations in effect during the periods shown.Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at VictoryFunds.com or by calling (800) 235-8396. Effective June 29, 2020, the Fund’s Adviser Shares were redesignated Class A shares, subject to a front-end sales load and different fees and expenses. Performance of the Class A shares, therefore, is that of the Adviser Shares restated to reflect the sales load applicable to Class A shares, but not any differences in the fees and expenses.
Risk/Return Bar ChartAnnual Returns for Periods Ended December 31
Year-to-date return of Fund Shares as of September 30, 2021, was -2.08%.During the periods shown in the chart:ReturnsQuarter endedHighest Quarter40.65%June 30, 2020Lowest Quarter-16.79%December 31, 2018After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.
Average Annual Total ReturnsFor Periods Ended December 31, 2020